Contingencies and commitments - Summary of capital commitments (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of contingent liabilities [line items]
Capital commitments	$ 5,556	$ 4,385
Total for all joint ventures
Disclosure of contingent liabilities [line items]
Capital commitments	1,551	227
Due within 1 year
Disclosure of contingent liabilities [line items]
Capital commitments	4,559	3,662
Due within 1 year | Total for all joint ventures
Disclosure of contingent liabilities [line items]
Capital commitments	1,280	128
Between 1 and 3 years
Disclosure of contingent liabilities [line items]
Capital commitments	602	597
Between 1 and 3 years | Total for all joint ventures
Disclosure of contingent liabilities [line items]
Capital commitments	271	99
Between 3 and 5 years
Disclosure of contingent liabilities [line items]
Capital commitments	313	27
After 5 years
Disclosure of contingent liabilities [line items]
Capital commitments	$ 82	$ 99